Severance Indemnities And Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2014
Severance Indemnities And Pension Plans [Text Block]

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2013	2014	2013		2014
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,502	¥16,960	¥5,500	¥736	¥6,409	¥603
Interest cost on projected benefit obligation	11,332	10,088	6,552	636	7,858	748
Expected return on plan assets	(27,114)	(27,514)	(9,745)	(753)	(11,854)	(929)
Amortization of net actuarial loss	12,411	7,027	4,925	331	4,223	84
Amortization of prior service cost	(6,080)	(4,729)	22	(34)	(237)	(142)
Loss (gain) on settlements and curtailment	(826)	(810)	—	—	23	—

Net periodic benefit cost	¥10,225	¥1,022	¥7,254	¥916	¥6,422	¥364

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2014 and expects to contribute for the remainder of the fiscal year ending March 31, 2015 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2014	¥20.6	¥12.5	¥0.7
For the remainder of the fiscal year ending March 31, 2015	¥20.2	¥2.1	¥0.7